Note 13 - Retirement and Pension Plans - Summary of Funded Status of the Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated benefit obligation	$ (846)	$ (714)
Project benefit obligation	(1,026)	(877)	$ (838)	$ (838)
Plan assets at fair value	671	596	$ 566	$ 545
Funded status of the plan	$ (355)	$ (281)